Note 4 - Goodwill, Intangible and Long-lived Assets - Estimated Useful Lives of Finite Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2016
Customer Relationships [Member] | Sigma [Member]
Estimated Useful Life (Month)	6 years
Remaining Estimated Useful Life (Month)	0 years
Customer Relationships [Member] | Thermonics [Member]
Estimated Useful Life (Month)	6 years
Remaining Estimated Useful Life (Month)	1 year 15 days
Computer Software, Intangible Asset [Member] | Sigma [Member]
Estimated Useful Life (Month)	10 years
Remaining Estimated Useful Life (Month)	1 year 270 days
Patented Technology [Member] | Sigma [Member]
Estimated Useful Life (Month)	5 years
Remaining Estimated Useful Life (Month)	0 years
Patented Technology [Member] | Thermonics [Member]
Estimated Useful Life (Month)	11 years
Remaining Estimated Useful Life (Month)	6 years 15 days
Trade Names [Member] | Thermonics [Member]
Estimated Useful Life (Month)	4 years
Remaining Estimated Useful Life (Month)	0 years